UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-2557

DREYFUS MONEY MARKET INSTRUMENTS, INC.
Government Securities Series
Money Market Series
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	12/31

Date of reporting period:	9/30/06

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS Dreyfus Money Market Instruments, Inc.: Government Securities Series September 30, 2006 (Unaudited)
	Annualized
	Yield on Date	Principal
Repurchase Agreements--100.2%	of Purchase (%)	Amount ($)	Value ($)

Barclays Financial LLC
dated 9/29/06, due 10/2/06 in the amount of
$22,009,167 (fully collateralized by $22,284,000 U.S.
Treasury Notes, 4.25%, due 11/30/07, value
$22,440,446)	5.00	22,000,000	22,000,000
Bear Stearns Cos. Inc.
dated 9/29/06, due 10/2/06 in the amount of
$30,012,250 (fully collateralized by $30,155,000 U.S.
Treasury Notes, 2.625%, due 11/15/06, value
$30,343,469)	4.90	30,000,000	30,000,000
CIBC World Markets PLC
dated 9/29/06, due 10/2/06 in the amount of
$32,012,933 (fully collateralized by $32,979,000 U.S.
Treasury Bills, due 2/8/07, value $32,399,889)	4.85	32,000,000	32,000,000
Citigroup Global Markets Holdings Inc.
dated 9/29/06, due 10/2/06 in the amount of
$32,013,067 (fully collateralized by $35,474,688 U.S.
Treasury Strips, due 11/15/07-5/15/20, value
$32,640,000)	4.90	32,000,000	32,000,000
J.P. Morgan Chase & Co.
dated 9/29/06, due 10/2/06 in the amount of
$32,012,800 (fully collateralized by $32,804,000 U.S.
Treasury Notes, 3.75%, due 3/31/07, value $32,639,980)	4.80	32,000,000	32,000,000
Lehman Brothers Inc.
dated 9/29/06, due 10/2/06 in the amount of
$30,011,750 (fully collateralized by $31,110,000 U.S.
Treasury Bills, due 2/1/07, value $30,599,796)	4.70	30,000,000	30,000,000
Merrill Lynch & Co. Inc.
dated 9/29/06, due 10/2/06 in the amount of
$32,013,333 (fully collateralized by $1,512,000
Treasury Inflation Protected Securities, 2%, due
1/15/16, value $1,520,540, $2,000 U.S. Treasury
Bonds, 7.50%, due 11/15/16, value $2,507,
$8,660,000 U.S. Treasury Notes, 4.125%, due
8/15/2008, value $8,624,184 and cash pledged
, value $22,051,734)	5.00	32,000,000	32,000,000

dated 9/29/06, due 10/2/06 in the amount of
$32,013,333 (fully collateralized by $90,211,000 U.S.
Treasury Strips, due 11/15/27, value $32,640,144)	5.00	32,000,000	32,000,000
UBS Securities LLC
dated 9/29/06, due 10/2/06 in the amount of
$30,012,500 (fully collateralized by $31,241,000 U.S.
Treasury Bills, due 3/1/07, value $30,600,560)	5.00	30,000,000	30,000,000

Total Investments (cost $272,000,000)	100.2%	272,000,000
Liabilities, Less Cash and Receivables	(.2%)	(548,147)
Net Assets	100.0%	271,451,853

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Money Market Instruments, Inc.: Money Market Series
September 30, 2006 (Unaudited)

Negotiable Bank Certificates of Deposit--13.7%	Principal Amount ($)	Value ($)

Banca Monte dei Paschi di Siena SpA (London)
5.36%, 11/13/06	15,000,000	15,000,000
Bank of America N.A.
5.32%, 3/21/07	15,000,000 a	15,000,000
Citibank (South Dakota) N.A., Sioux Falls
5.33%, 12/1/06	10,000,000	10,000,000
UniCredito Italiano SpA (London)
5.34%, 12/5/06	20,000,000	20,000,009
Wilmington Trust Co., DE
5.47%, 10/6/06	20,000,000	20,000,048
Total Negotiable Bank Certificates of Deposit
(cost $80,000,057)		80,000,057
Commercial Paper--76.0%

ASB Bank Ltd.
5.34% - 5.36%, 11/7/06 - 11/22/06	25,000,000	24,827,825
Bank of America Corp.
5.46%, 10/10/06	10,000,000	9,986,537
Barclays U.S. Funding Corp.
5.35%, 11/22/06	20,000,000	19,847,467
BASF AG
5.35%, 11/27/06	22,000,000	21,816,254
Bear Stearns Cos. Inc.
5.38%, 3/20/07	5,000,000	4,876,278
Beta Finance Inc.
5.35%, 11/28/06	13,000,000 b	12,889,518
CAFCO LLC
5.32%, 10/19/06	20,000,000 b	19,947,300
CC (USA) Inc.
5.42%, 10/2/06	14,000,000 b	13,997,912
CHARTA LLC
5.34% - 5.35%, 11/9/06 - 11/20/06	25,000,000 b	24,841,006
Citigroup Funding Inc.
5.34%, 12/1/06	15,000,000	14,866,054
Concord Minutemen Capital Co. LLC
5.41%, 10/4/06	10,000,000 b	9,995,533
CRC Funding LLC
5.33%, 12/8/06	20,000,000 b	19,801,289
Deutsche Bank Financial LLC
5.34%, 10/2/06	7,000,000	6,998,962
Dexia Delaware LLC
5.34%, 11/22/06	5,000,000	4,961,975
FCAR Owner Trust, Ser. I
5.36% - 5.38%, 11/14/06 - 3/19/07	25,000,000	24,747,694
Gemini Securitization Corp., LLC
5.41%, 10/3/06	5,000,000 b	4,998,511
General Electric Capital Services Inc.
5.36%, 11/9/06	25,000,000	24,856,729

General Electric Co.
5.34%, 11/7/06	25,000,000	24,864,590
Govco Inc.
5.41%, 10/2/06	20,000,000 b	19,997,022
Grampian Funding Ltd.
5.37%, 3/20/07	15,000,000 b	14,629,542
Harrier Finance Funding Ltd.
5.33% - 5.38%, 12/8/06 - 3/20/07	20,000,000 b	19,653,342
HBOS Treasury Services PLC
5.33%, 12/5/06	25,000,000	24,762,569
K2 (USA) LLC
5.35%, 11/27/06	5,000,000 b	4,958,200
Mane Funding Corp.
5.33% - 5.42%, 10/3/06 - 12/1/06	16,240,000 b	16,192,040
Nationwide Building Society
5.34%, 11/22/06	15,000,000	14,885,817
Scaldis Capital Ltd.
5.39%, 3/12/07	20,519,000 b	20,034,239
Swedbank (ForeningsSparbanken AB)
5.36%, 11/7/06	20,000,000	19,891,261
Total Commercial Paper
(cost $444,125,466)		444,125,466
Corporate Notes--9.4%

General Electric Capital Corp.
5.29%, 10/24/06	25,000,000 a	25,000,000
Societe Generale
5.52%, 10/2/06	15,000,000 a	15,000,000
Wells Fargo & Co.
5.32%, 10/3/06	15,000,000 a	15,000,000
Total Corporate Notes
(cost $55,000,000)		55,000,000
Time Deposits--1.2%

State Street Bank and Trust Co., Boston, MA (Grand Cayman)
5.35%, 10/2/06
(cost $7,000,000)	7,000,000	7,000,000
Total Investments (cost $586,125,523)	100.3%	586,125,523
Liabilities, Less Cash and Receivables	(.3%)	(1,622,603)
Net Assets	100.0%	584,502,920

a Variable rate security--interest rate subject to periodic change.
b Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2006, these securities amounted to $201,935,454 or 34.5% of net assets.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS MONEY MARKET INSTRUMENTS, INC.

By:	/s/ Stephen E. Canter
Stephen E. Canter
President
Date:	November 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer
Date:	November 21, 2006

By:	/s/ James Windels
James Windels
Chief Financial Officer
Date:	November 21, 2006

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)